Geographic Areas and Product Sales	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Geographic Areas and Product Sales
14.	Geographic Areas and Product Sales

The Company’s net sales by geographic area, based on the location to which the product was shipped, are summarized as follows (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2012	2011	2012	2011

United States	$34,413	$29,709	$111,984	$95,005
Canada	1,870	1,129	5,278	3,315

	$36,283	$30,838	$117,262	$98,320

The following table sets forth net sales by product category (in thousands):

	Three Months Ended December 31,		Nine Months Ended December 31,
	2012	2011	2012	2011

Meals	$16,223	$14,235	$52,759	$41,411
Snacks	14,908	12,225	47,517	40,461
Dressings, condiments and other	5,152	4,378	16,986	16,448

	$36,283	$30,838	$117,262	$98,320

All of the Company’s long-lived assets are located in the U.S.

15.	Geographic Areas and Product Sales

The Company’s net sales by geographic areas, based on the location to where the product was shipped, are summarized as follows (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
United States	$136,803	$114,454	$92,830
Canada	4,501	3,162	3,185

	$141,304	$117,616	$96,015

The following table sets forth net sales by product expressed as dollar amounts (in thousands):

	Fiscal Year Ended March 31,
	2012	2011	2010
Meals	$60,624	$49,168	$43,838
Snacks	56,789	44,687	27,252
Dressings, condiments and other	23,891	23,761	24,925

	$141,304	$117,616	$96,015

All of the Company’s long-lived assets are located in the U.S.